Long-term investments (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Long-term investments.
Carrying amount of equity investments	¥ 111,383		$ 16,416	¥ 112,609
Accumulated impairment of equity investments without readily determinable fair value	26,585		$ 3,918	¥ 27,232
Impairment charges recognized on equity investments without readily determinable fair value	¥ 0	¥ 0